Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share

The following common stock equivalents presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	September 30,
	2019	2018
Redeemable convertible preferred stock (as converted to common stock)	-	9,791,151
Stock options to purchase common stock	4,671,906	2,245,981
Warrants to purchase common stock	-	19,986

	4,671,906	12,057,118

The following common stock equivalents presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	December 31,
	2017	2018
Redeemable convertible preferred stock (as converted to common stock)	5,730,513	9,791,151
Stock options to purchase common stock	1,100,224	2,310,369
Warrants to purchase common stock	19,998	19,986

	6,850,735	12,121,506

Schedule of Computation of Basic and Diluted Net Loss Per Share of Common Stock

The following table sets forth the computation of basic and diluted net loss per share of common stock for the three and nine months ended September 30, 2019 (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Net Loss	$(9,038)	$(6,238)	$(36,183)	$(9,185)

Weighted-average shares used in computing net loss per share	22,907,349	5	7,755,137	2

Net loss per share, basic and diluted	$(0.39)	$(1,247,600)	$(4.67)	$(4,592,500)